15. OTHER PAYABLES (Details Narrative) - CSN mineracao [member] R$ in Thousands, $ in Thousands			12 Months Ended
	Aug. 28, 2020 USD ($)	Jul. 31, 2020 T	Dec. 31, 2020	Dec. 31, 2019 T	Aug. 28, 2020 BRL (R$)	Aug. 05, 2019 USD ($)	Aug. 05, 2019 BRL (R$)	Mar. 29, 2019 USD ($)	Mar. 29, 2019 BRL (R$)
OtherPayablesLineItems [Line Items]
Supply of iron ore				22,000,000
Additional supply of iron ore		4,000,000		11,000,000
Advances from customer | R$					R$ 629,000		R$ 956,440		R$ 1,951,303
Contractual term	3 years		5 years
USD
OtherPayablesLineItems [Line Items]
Advances from customer | $	$ 115,000					$ 250,000		$ 496,000